Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Entity Central Index Key	0000719269
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007237 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Corporate Bond Portfolio (fund) provided a total return of 3.00%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 2.03%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, the fund's exposure to BB- and B-rated bonds, for which the benchmark has no exposure, helped relative performance. Additionally, the fund's overweight exposure and security selection within BBB-rated bonds also supported relative returns.
    From a sector perspective, bond selection within the banking, consumer non-cyclicals, and consumer cyclicals sectors aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, an underweight allocation to A-rated bonds held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.00%	0.49%	2.54%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg U.S. Credit Index +∆	2.03%	0.23%	2.29%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 137,429,760
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 814,497	[1]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	137,429,760	Average Effective Maturity (yrs):	10.2
Total Number of Holdings:	389	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	814,497
Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Issuer country weightings
United States	72.8%
Canada	4.6%
Australia	3.4%
United Kingdom	3.3%
Ireland	2.0%
Japan	1.9%
Italy	1.6%
Switzerland	1.4%
Bermuda	1.1%
Other Countries	7.9%
Composition including fixed income credit quality
AAA	3.7%
AA	3.8%
A	27.7%
BBB	50.3%
BB	6.9%
B	1.7%
U.S. Government	3.4%
Not Rated	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Corporate Bond Portfolio (fund) provided a total return of 2.70%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 2.03%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, the fund's exposure to BB- and B-rated bonds, for which the benchmark has no exposure, helped relative performance. Additionally, the fund's overweight exposure and security selection within BBB-rated bonds also supported relative returns.
    From a sector perspective, bond selection within the banking, consumer non-cyclicals, and consumer cyclicals sectors aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    From a quality perspective, an underweight allocation to A-rated bonds held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	2.70%	0.23%	2.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg U.S. Credit Index +∆	2.03%	0.23%	2.29%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 137,429,760
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 814,497	[2]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	137,429,760	Average Effective Maturity (yrs):	10.2
Total Number of Holdings:	389	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	814,497
Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Issuer country weightings
United States	72.8%
Canada	4.6%
Australia	3.4%
United Kingdom	3.3%
Ireland	2.0%
Japan	1.9%
Italy	1.6%
Switzerland	1.4%
Bermuda	1.1%
Other Countries	7.9%
Composition including fixed income credit quality
AAA	3.7%
AA	3.8%
A	27.7%
BBB	50.3%
BB	6.9%
B	1.7%
U.S. Government	3.4%
Not Rated	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007239 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Government Securities Portfolio (fund) provided a total return of 0.77%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 0.83%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the short end (centered around maturities 2 years or less) and lesser exposure to shifts in the long end (centered around maturities of 30 years) of the yield curve, contributed to relative performance.
    From a sector perspective, the fund's exposure to the commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and collateralized mortgage obligations (CMO) sectors, for which the benchmark has no exposure, also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's slightly shorter duration stance detracted from relative returns as the yield curve steepened throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	0.77%	(0.79)%	0.66%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government/Mortgage Index +∆	0.83%	(0.67)%	0.88%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 282,621,709
Holdings Count | Holding	576
Advisory Fees Paid, Amount	$ 1,565,662	[3]
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	282,621,709	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	576	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	1,565,662
Portfolio Turnover Rate (%):	128
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	89.8%
Money Market Funds	10.2%
Composition including fixed income credit quality
AAA	6.7%
AA	1.2%
A	0.7%
BBB	0.0%
U.S. Government	24.0%
Federal Agencies	57.2%
Money Market Funds	10.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.56% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.56% annually of the class’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Government Securities Portfolio (fund) provided a total return of 0.53%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 0.83%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the short end (centered around maturities 2 years or less) and lesser exposure to shifts in the long end (centered around maturities of 30 years) of the yield curve, contributed to relative performance.
    From a sector perspective, the fund's exposure to the commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and collateralized mortgage obligations (CMO) sectors, for which the benchmark has no exposure, also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's slightly shorter duration stance detracted from relative returns as the yield curve steepened throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	0.53%	(1.04)%	0.41%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government/Mortgage Index +∆	0.83%	(0.67)%	0.88%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 282,621,709
Holdings Count | Holding	576
Advisory Fees Paid, Amount	$ 1,565,662	[4]
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	282,621,709	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	576	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	1,565,662
Portfolio Turnover Rate (%):	128
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	89.8%
Money Market Funds	10.2%
Composition including fixed income credit quality
AAA	6.7%
AA	1.2%
A	0.7%
BBB	0.0%
U.S. Government	24.0%
Federal Agencies	57.2%
Money Market Funds	10.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.81% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.81% annually of the class’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007241 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS High Yield Portfolio (fund) provided a total return of 6.92%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 8.19%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within B-rated bonds benefited relative performance.
    From a sector perspective, bond selection within the energy sector also helped relative results.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, an underweight exposure to CC-rated bonds, and security selection within CCC-rated bonds, held back relative performance.
    From a sector perspective, bond selection within both the consumer cyclicals and consumer non-cyclicals sectors, coupled with the fund's overweight exposure to the capital goods and insurance sectors, dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	6.92%	3.18%	4.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	8.19%	4.20%	5.16%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 229,711,966
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,636,285	[5]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	229,711,966	Average Effective Maturity (yrs):	4.2
Total Number of Holdings:	349	Average Effective Duration (yrs):	3.1
Total Management Fee ($)#:	1,636,285
Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income ~	98.6%
Money Market Funds	1.2%
Equities	0.2%
Composition including fixed income credit quality
BBB	0.6%
BB	44.4%
B	37.8%
CCC	13.8%
CC	0.4%
C	0.4%
Not Rated	1.2%
Non-Fixed Income	0.2%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS High Yield Portfolio (fund) provided a total return of 6.53%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 8.19%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within B-rated bonds benefited relative performance.
    From a sector perspective, bond selection within the energy sector also helped relative results.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, an underweight exposure to CC-rated bonds, and security selection within CCC-rated bonds, held back relative performance.
    From a sector perspective, bond selection within both the consumer cyclicals and consumer non-cyclicals sectors, coupled with the fund's overweight exposure to the capital goods and insurance sectors, dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.53%	2.93%	3.98%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index +∆	8.19%	4.20%	5.16%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 229,711,966
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,636,285	[6]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	229,711,966	Average Effective Maturity (yrs):	4.2
Total Number of Holdings:	349	Average Effective Duration (yrs):	3.1
Total Management Fee ($)#:	1,636,285
Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income ~	98.6%
Money Market Funds	1.2%
Equities	0.2%
Composition including fixed income credit quality
BBB	0.6%
BB	44.4%
B	37.8%
CCC	13.8%
CC	0.4%
C	0.4%
Not Rated	1.2%
Non-Fixed Income	0.2%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007243 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS International Growth Portfolio (fund) provided a total return of 9.00%, at net asset value. This compares with a return of 5.53% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 5.07%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the industrials, information technology, and materials sectors contributed to relative performance. In addition, security selection and an underweight position in the health care sector supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight position in the consumer staples sector detracted from relative performance.
    An underweight position and security selection in the communication services sector further held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	9.00%	6.12%	7.83%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	5.53%	4.10%	4.80%
MSCI All Country World (ex-US) Growth Index (net div) +∆	5.07%	3.44%	5.35%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 277,493,656
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,354,926	[7]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	277,493,656	Total Management Fee ($)#:	2,354,926
Total Number of Holdings:	86	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
SAP SE	5.1%
Schneider Electric SE	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.1%
Nestle S.A.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Linde PLC	2.4%
EssilorLuxottica	2.3%
Amadeus IT Group S.A.	2.2%
Issuer country weightings
France	15.0%
Germany	11.6%
Japan	10.2%
United Kingdom	8.4%
Switzerland	7.6%
Taiwan	7.0%
Canada	7.0%
United States	4.4%
Netherlands	4.1%
Other Countries	24.7%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
SAP SE	5.1%
Schneider Electric SE	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.1%
Nestle S.A.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Linde PLC	2.4%
EssilorLuxottica	2.3%
Amadeus IT Group S.A.	2.2%

C000007244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS International Growth Portfolio (fund) provided a total return of 8.76%, at net asset value. This compares with a return of 5.53% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 5.07%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the industrials, information technology, and materials sectors contributed to relative performance. In addition, security selection and an underweight position in the health care sector supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight position in the consumer staples sector detracted from relative performance.
    An underweight position and security selection in the communication services sector further held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	8.76%	5.84%	7.56%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	5.53%	4.10%	4.80%
MSCI All Country World (ex-US) Growth Index (net div) +∆	5.07%	3.44%	5.35%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 277,493,656
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,354,926	[8]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	277,493,656	Total Management Fee ($)#:	2,354,926
Total Number of Holdings:	86	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
SAP SE	5.1%
Schneider Electric SE	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.1%
Nestle S.A.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Linde PLC	2.4%
EssilorLuxottica	2.3%
Amadeus IT Group S.A.	2.2%
Issuer country weightings
France	15.0%
Germany	11.6%
Japan	10.2%
United Kingdom	8.4%
Switzerland	7.6%
Taiwan	7.0%
Canada	7.0%
United States	4.4%
Netherlands	4.1%
Other Countries	24.7%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
SAP SE	5.1%
Schneider Electric SE	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.1%
Nestle S.A.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Linde PLC	2.4%
EssilorLuxottica	2.3%
Amadeus IT Group S.A.	2.2%

C000007245 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS International Intrinsic Value Portfolio (fund) provided a total return of 7.25%, at net asset value. This compares with a return of 3.82% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI EAFE Index:
    The combination of stock selection and an overweight allocation to both the financials and information technology sectors contributed to relative performance. In addition, stock selection within the materials sector supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, benefited relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    The combination of an overweight allocation and security selection within the energy sector detracted from relative performance.
    Not owning any stocks within the communication services sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.25%	5.15%	7.53%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	3.82%	4.73%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 1,348,257,083
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 11,923,047	[9]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,348,257,083	Total Management Fee ($)#:	11,923,047
Total Number of Holdings:	90	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
Schneider Electric SE	3.1%
NatWest Group PLC	2.9%
Franco-Nevada Corp.	2.9%
TotalEnergies SE	2.6%
Legrand S.A.	2.5%
Deutsche Boerse AG	2.3%
SAP SE	2.3%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%
Issuer country weightings
United Kingdom	18.0%
France	16.3%
Japan	13.4%
United States	9.3%
Germany	8.1%
Switzerland	7.2%
Canada	5.0%
Ireland	4.5%
Spain	4.2%
Other Countries	14.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
Schneider Electric SE	3.1%
NatWest Group PLC	2.9%
Franco-Nevada Corp.	2.9%
TotalEnergies SE	2.6%
Legrand S.A.	2.5%
Deutsche Boerse AG	2.3%
SAP SE	2.3%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%

C000007246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS International Intrinsic Value Portfolio (fund) provided a total return of 6.97%, at net asset value. This compares with a return of 3.82% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI EAFE Index:
    The combination of stock selection and an overweight allocation to both the financials and information technology sectors contributed to relative performance. In addition, stock selection within the materials sector supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, benefited relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    The combination of an overweight allocation and security selection within the energy sector detracted from relative performance.
    Not owning any stocks within the communication services sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.97%	4.88%	7.26%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	3.82%	4.73%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 1,348,257,083
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 11,923,047	[10]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,348,257,083	Total Management Fee ($)#:	11,923,047
Total Number of Holdings:	90	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
Schneider Electric SE	3.1%
NatWest Group PLC	2.9%
Franco-Nevada Corp.	2.9%
TotalEnergies SE	2.6%
Legrand S.A.	2.5%
Deutsche Boerse AG	2.3%
SAP SE	2.3%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%
Issuer country weightings
United Kingdom	18.0%
France	16.3%
Japan	13.4%
United States	9.3%
Germany	8.1%
Switzerland	7.2%
Canada	5.0%
Ireland	4.5%
Spain	4.2%
Other Countries	14.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
Schneider Electric SE	3.1%
NatWest Group PLC	2.9%
Franco-Nevada Corp.	2.9%
TotalEnergies SE	2.6%
Legrand S.A.	2.5%
Deutsche Boerse AG	2.3%
SAP SE	2.3%
AIB Group PLC	2.2%
Resona Holdings, Inc.	2.2%

C000007247 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Investors Growth Stock Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Massachusetts Investors Growth Stock Portfolio (fund) provided a total return of 16.27%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    The combination of stock selection and an overweight allocation to the consumer staples sector also hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	16.27%	12.43%	13.18%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Growth Index +∆	33.36%	18.96%	16.78%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 993,188,129
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 7,425,841	[11]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	993,188,129	Total Management Fee ($)#:	7,425,841
Total Number of Holdings:	55	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	38.1%
Financials	14.1%
Health Care	11.7%
Industrials	8.7%
Consumer Discretionary	7.8%
Communication Services	7.5%
Consumer Staples	6.4%
Utilities	2.0%
Real Estate	1.7%
Materials	1.1%
Top ten holdings
Microsoft Corp.	13.4%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Visa, Inc., "A"	4.4%
Alphabet, Inc., "A"	4.2%
Accenture PLC, "A"	3.5%
Aon PLC	2.5%
Salesforce, Inc.	2.4%
Church & Dwight Co., Inc.	2.4%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.4%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Visa, Inc., "A"	4.4%
Alphabet, Inc., "A"	4.2%
Accenture PLC, "A"	3.5%
Aon PLC	2.5%
Salesforce, Inc.	2.4%
Church & Dwight Co., Inc.	2.4%
Agilent Technologies, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.72% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.72% annually of the class’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007248 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Investors Growth Stock Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Massachusetts Investors Growth Stock Portfolio (fund) provided a total return of 15.98%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    The combination of stock selection and an overweight allocation to the consumer staples sector also hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	15.98%	12.16%	12.91%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Growth Index +∆	33.36%	18.96%	16.78%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 993,188,129
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 7,425,841	[12]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	993,188,129	Total Management Fee ($)#:	7,425,841
Total Number of Holdings:	55	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	38.1%
Financials	14.1%
Health Care	11.7%
Industrials	8.7%
Consumer Discretionary	7.8%
Communication Services	7.5%
Consumer Staples	6.4%
Utilities	2.0%
Real Estate	1.7%
Materials	1.1%
Top ten holdings
Microsoft Corp.	13.4%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Visa, Inc., "A"	4.4%
Alphabet, Inc., "A"	4.2%
Accenture PLC, "A"	3.5%
Aon PLC	2.5%
Salesforce, Inc.	2.4%
Church & Dwight Co., Inc.	2.4%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.4%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Visa, Inc., "A"	4.4%
Alphabet, Inc., "A"	4.2%
Accenture PLC, "A"	3.5%
Aon PLC	2.5%
Salesforce, Inc.	2.4%
Church & Dwight Co., Inc.	2.4%
Agilent Technologies, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.97% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.97% annually of the class’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Blended Research Core Equity Portfolio (fund) provided a total return of 25.50%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the utilities, financials, communication services, and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	25.50%	15.15%	12.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 404,487,610
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,603,717	[13]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	404,487,610	Total Management Fee ($)#:	1,603,717
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	31.2%
Financials	13.9%
Health Care	10.6%
Consumer Discretionary	10.4%
Communication Services	10.2%
Industrials	7.3%
Consumer Staples	5.5%
Utilities	3.1%
Energy	3.0%
Real Estate	2.9%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	7.0%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.6%
Visa, Inc., "A"	2.3%
AbbVie, Inc.	1.9%
Johnson & Johnson	1.7%
Alphabet, Inc., "C"	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	7.0%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.6%
Visa, Inc., "A"	2.3%
AbbVie, Inc.	1.9%
Johnson & Johnson	1.7%
Alphabet, Inc., "C"	1.7%

C000007250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Blended Research Core Equity Portfolio (fund) provided a total return of 25.18%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the utilities, financials, communication services, and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	25.18%	14.86%	12.04%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 404,487,610
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,603,717	[14]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	404,487,610	Total Management Fee ($)#:	1,603,717
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	31.2%
Financials	13.9%
Health Care	10.6%
Consumer Discretionary	10.4%
Communication Services	10.2%
Industrials	7.3%
Consumer Staples	5.5%
Utilities	3.1%
Energy	3.0%
Real Estate	2.9%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	7.0%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.6%
Visa, Inc., "A"	2.3%
AbbVie, Inc.	1.9%
Johnson & Johnson	1.7%
Alphabet, Inc., "C"	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	7.0%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.6%
Visa, Inc., "A"	2.3%
AbbVie, Inc.	1.9%
Johnson & Johnson	1.7%
Alphabet, Inc., "C"	1.7%

C000007255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Money Market Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 273,619,492
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,068,642	[15]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	273,619,492	Total Management Fee ($)#:	$1,068,642
Total Number of Holdings:	21
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	71.0%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	29.0%
Composition including fixed income credit quality
A-1+	55.3%
A-1	44.7%
Maturity breakdown
0 - 7 days	35.3%
8 - 29 days	17.5%
30 - 59 days	28.3%
60 - 89 days	12.4%
90 - 365 days	6.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007256 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Money Market Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 273,619,492
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,068,642	[16]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	273,619,492	Total Management Fee ($)#:	$1,068,642
Total Number of Holdings:	21
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	71.0%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	29.0%
Composition including fixed income credit quality
A-1+	55.3%
A-1	44.7%
Maturity breakdown
0 - 7 days	35.3%
8 - 29 days	17.5%
30 - 59 days	28.3%
60 - 89 days	12.4%
90 - 365 days	6.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007261 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Research International Portfolio (fund) provided a total return of 3.09%, at net asset value. This compares with a return of 3.82% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the energy sector contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, benefited relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the health care and consumer cyclicals sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.09%	3.89%	5.21%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	3.82%	4.73%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 462,775,150
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 4,202,495	[17]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	462,775,150	Total Management Fee ($)#:	4,202,495
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
Schneider Electric SE	3.7%
Linde PLC	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
NatWest Group PLC	1.7%
Aon PLC	1.6%
ASML Holding N.V.	1.6%
Issuer country weightings
Japan	19.2%
France	13.8%
United Kingdom	12.7%
United States	11.5%
Switzerland	7.9%
Germany	6.0%
Netherlands	4.8%
Australia	3.6%
Denmark	3.0%
Other Countries	17.5%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.7%
Linde PLC	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
NatWest Group PLC	1.7%
Aon PLC	1.6%
ASML Holding N.V.	1.6%

C000007262 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Research International Portfolio (fund) provided a total return of 2.78%, at net asset value. This compares with a return of 3.82% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the energy sector contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, benefited relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the health care and consumer cyclicals sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	2.78%	3.64%	4.95%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	3.82%	4.73%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 462,775,150
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 4,202,495	[18]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	462,775,150	Total Management Fee ($)#:	4,202,495
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
Schneider Electric SE	3.7%
Linde PLC	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
NatWest Group PLC	1.7%
Aon PLC	1.6%
ASML Holding N.V.	1.6%
Issuer country weightings
Japan	19.2%
France	13.8%
United Kingdom	12.7%
United States	11.5%
Switzerland	7.9%
Germany	6.0%
Netherlands	4.8%
Australia	3.6%
Denmark	3.0%
Other Countries	17.5%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.7%
Linde PLC	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
NatWest Group PLC	1.7%
Aon PLC	1.6%
ASML Holding N.V.	1.6%

C000007263 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Research Portfolio (fund) provided a total return of 15.21%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within the technology sector contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within both the consumer cyclicals and energy sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	15.21%	9.33%	9.45%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	17.49%	10.06%	9.23%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 75,163,746
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 566,666	[19]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	75,163,746	Total Management Fee ($)#:	566,666
Total Number of Holdings:	135	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc., "A"	3.5%
Visa, Inc., "A"	2.6%
Meta Platforms, Inc., "A"	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Apple, Inc.	1.6%
Salesforce, Inc.	1.5%
Hitachi Ltd.	1.3%
Issuer country weightings
United States	66.7%
France	5.0%
United Kingdom	4.7%
Japan	4.3%
Switzerland	3.4%
Taiwan	2.0%
Canada	1.9%
China	1.7%
Netherlands	1.5%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc., "A"	3.5%
Visa, Inc., "A"	2.6%
Meta Platforms, Inc., "A"	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Apple, Inc.	1.6%
Salesforce, Inc.	1.5%
Hitachi Ltd.	1.3%

C000007264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Research Portfolio (fund) provided a total return of 14.95%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within the technology sector contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within both the consumer cyclicals and energy sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	14.95%	9.06%	9.17%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	17.49%	10.06%	9.23%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 75,163,746
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 566,666	[20]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	75,163,746	Total Management Fee ($)#:	566,666
Total Number of Holdings:	135	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc., "A"	3.5%
Visa, Inc., "A"	2.6%
Meta Platforms, Inc., "A"	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Apple, Inc.	1.6%
Salesforce, Inc.	1.5%
Hitachi Ltd.	1.3%
Issuer country weightings
United States	66.7%
France	5.0%
United Kingdom	4.7%
Japan	4.3%
Switzerland	3.4%
Taiwan	2.0%
Canada	1.9%
China	1.7%
Netherlands	1.5%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc., "A"	3.5%
Visa, Inc., "A"	2.6%
Meta Platforms, Inc., "A"	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Apple, Inc.	1.6%
Salesforce, Inc.	1.5%
Hitachi Ltd.	1.3%

C000007267 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$68	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 68	[21]
Expense Ratio, Percent	0.67%	[21]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Income Portfolio (fund) provided a total return of 3.25%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s exposure to both the collateralized mortgage obligations (CMO) and municipal sectors, for which the benchmark has no exposure, supported relative performance. The combination of security selection and overweight allocations to both the industrials and financial institutions sectors also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to non-investment grade bonds further strengthened relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's overweight allocation to AAA-rated credit issues detracted from relative performance.
    Security selection within the mortgage-backed securities (MBS) agency fixed rate sector also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.25%	1.04%	2.66%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 35,109,822
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 164,892	[22]
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	35,109,822	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	212	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	164,892
Portfolio Turnover Rate (%):	85
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Composition including fixed income credit quality
AAA	9.7%
AA	6.6%
A	12.5%
BBB	27.3%
BB	7.5%
B	4.5%
CCC	0.7%
C	0.0%
U.S. Government	26.5%
Federal Agencies	1.6%
Not Rated	1.9%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$93	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 93	[23]
Expense Ratio, Percent	0.92%	[23]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Income Portfolio (fund) provided a total return of 2.91%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s exposure to both the collateralized mortgage obligations (CMO) and municipal sectors, for which the benchmark has no exposure, supported relative performance. The combination of security selection and overweight allocations to both the industrials and financial institutions sectors also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to non-investment grade bonds further strengthened relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's overweight allocation to AAA-rated credit issues detracted from relative performance.
    Security selection within the mortgage-backed securities (MBS) agency fixed rate sector also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	2.91%	0.78%	2.41%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 35,109,822
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 164,892	[24]
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	35,109,822	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	212	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	164,892
Portfolio Turnover Rate (%):	85
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Composition including fixed income credit quality
AAA	9.7%
AA	6.6%
A	12.5%
BBB	27.3%
BB	7.5%
B	4.5%
CCC	0.7%
C	0.0%
U.S. Government	26.5%
Federal Agencies	1.6%
Not Rated	1.9%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$102	0.86%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Technology Portfolio (fund) provided a total return of 36.80%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 36.08%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the software industry contributed to relative performance.
    An underweight allocation and, to a lesser extent, stock selection within the technology hardware, storage & peripherals industry further supported relative returns.
  Top detractors to performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the interactive media & services industry detracted from relative performance.
    The fund’s cash and/or cash equivalents position during the period also hurt relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	36.80%	17.76%	18.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	25.02%	14.53%	13.10%
Standard & Poor's North American Technology Sector Index +∆	36.08%	21.06%	20.70%
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the Standard & Poor's North American Technology Sector Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Standard & Poor's North American Technology Sector Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the Standard & Poor's North American Technology Sector Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Standard & Poor's North American Technology Sector Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 180,795,051
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,197,542	[25]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	180,795,051	Total Management Fee ($)#:	1,197,542
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Meta Platforms, Inc., "A"	10.1%
Alphabet, Inc., "A"	8.0%
NVIDIA Corp.	7.6%
Microsoft Corp.	7.4%
Apple, Inc.	6.2%
Broadcom, Inc.	4.2%
Salesforce, Inc.	3.6%
Oracle Corp.	3.0%
ServiceNow, Inc.	2.9%
Accenture PLC, "A"	2.4%
Top five industries
Computer Software	29.4%
Electronics	21.6%
Internet	20.9%
Computer Software - Systems	16.8%
Business Services	5.4%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.1%
Alphabet, Inc., "A"	8.0%
NVIDIA Corp.	7.6%
Microsoft Corp.	7.4%
Apple, Inc.	6.2%
Broadcom, Inc.	4.2%
Salesforce, Inc.	3.6%
Oracle Corp.	3.0%
ServiceNow, Inc.	2.9%
Accenture PLC, "A"	2.4%

C000007272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	1.11%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Technology Portfolio (fund) provided a total return of 36.45%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 36.08%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the software industry contributed to relative performance.
    An underweight allocation and, to a lesser extent, stock selection within the technology hardware, storage & peripherals industry further supported relative returns.
  Top detractors to performance relative to the Standard & Poor's North American Technology Sector Index:
    Security selection within the interactive media & services industry detracted from relative performance.
    The fund’s cash and/or cash equivalents position during the period also hurt relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	36.45%	17.46%	17.75%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	25.02%	14.53%	13.10%
Standard & Poor's North American Technology Sector Index +∆	36.08%	21.06%	20.70%
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the Standard & Poor's North American Technology Sector Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Standard & Poor's North American Technology Sector Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the Standard & Poor's North American Technology Sector Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Standard & Poor's North American Technology Sector Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 180,795,051
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,197,542	[26]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	180,795,051	Total Management Fee ($)#:	1,197,542
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Meta Platforms, Inc., "A"	10.1%
Alphabet, Inc., "A"	8.0%
NVIDIA Corp.	7.6%
Microsoft Corp.	7.4%
Apple, Inc.	6.2%
Broadcom, Inc.	4.2%
Salesforce, Inc.	3.6%
Oracle Corp.	3.0%
ServiceNow, Inc.	2.9%
Accenture PLC, "A"	2.4%
Top five industries
Computer Software	29.4%
Electronics	21.6%
Internet	20.9%
Computer Software - Systems	16.8%
Business Services	5.4%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.1%
Alphabet, Inc., "A"	8.0%
NVIDIA Corp.	7.6%
Microsoft Corp.	7.4%
Apple, Inc.	6.2%
Broadcom, Inc.	4.2%
Salesforce, Inc.	3.6%
Oracle Corp.	3.0%
ServiceNow, Inc.	2.9%
Accenture PLC, "A"	2.4%

C000007281 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Core Equity Portfolio (fund) provided a total return of 20.11%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 3000® Index:
    Security selection within both the health care and energy sectors benefited relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology, capital goods, and consumer cyclicals sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	20.11%	12.73%	12.46%
Comparative Benchmark(s)
Russell 3000® Index ∆	23.81%	13.86%	12.55%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 283,158,336
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 2,040,723	[27]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	283,158,336	Total Management Fee ($)#:	2,040,723
Total Number of Holdings:	185	Portfolio Turnover Rate (%):	33
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.5%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	37.6%
Financial Services	14.3%
Consumer Cyclicals	13.0%
Capital Goods	12.4%
Health Care	11.0%
Energy	6.1%
Consumer Staples	3.4%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.6%
Alphabet, Inc., "A"	3.7%
Apple, Inc.	2.9%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.9%
Visa, Inc., "A"	1.8%
Marvell Technology, Inc.	1.6%
Johnson & Johnson	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.6%
Alphabet, Inc., "A"	3.7%
Apple, Inc.	2.9%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.9%
Visa, Inc., "A"	1.8%
Marvell Technology, Inc.	1.6%
Johnson & Johnson	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 0.78% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 0.78% annually of the class’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007282 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Core Equity Portfolio (fund) provided a total return of 19.87%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 3000® Index:
    Security selection within both the health care and energy sectors benefited relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology, capital goods, and consumer cyclicals sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	19.87%	12.45%	12.18%
Comparative Benchmark(s)
Russell 3000® Index ∆	23.81%	13.86%	12.55%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 283,158,336
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 2,040,723	[28]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	283,158,336	Total Management Fee ($)#:	2,040,723
Total Number of Holdings:	185	Portfolio Turnover Rate (%):	33
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.5%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	37.6%
Financial Services	14.3%
Consumer Cyclicals	13.0%
Capital Goods	12.4%
Health Care	11.0%
Energy	6.1%
Consumer Staples	3.4%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.6%
Alphabet, Inc., "A"	3.7%
Apple, Inc.	2.9%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.9%
Visa, Inc., "A"	1.8%
Marvell Technology, Inc.	1.6%
Johnson & Johnson	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.1%
NVIDIA Corp.	4.6%
Alphabet, Inc., "A"	3.7%
Apple, Inc.	2.9%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.9%
Visa, Inc., "A"	1.8%
Marvell Technology, Inc.	1.6%
Johnson & Johnson	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 1.03% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 1.03% annually of the class’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007285 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$130	1.23%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Emerging Markets Equity Portfolio (fund) provided a total return of 11.61%, at net asset value. This compares with a return of 7.50% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology, communication services, health care, consumer discretionary, and energy sectors contributed to relative performance.
    An underweight allocation to the materials sector also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    An overweight position in the consumer staples sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.61%	0.49%	3.40%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	7.50%	1.70%	3.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 34,718,552
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 373,791	[29]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	34,718,552	Total Management Fee ($)#:	373,791
Total Number of Holdings:	99	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
China Construction Bank Corp.	2.2%
Tata Consultancy Services Ltd.	2.0%
HDFC Bank Ltd.	2.0%
Delta Electronics, Inc.	1.9%
Ping An Insurance Co. of China Ltd., "H"	1.8%
Issuer country weightings
China	27.2%
India	15.8%
Taiwan	15.3%
South Korea	11.2%
Brazil	5.1%
Indonesia	3.5%
Mexico	2.9%
United States	2.3%
Thailand	2.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
China Construction Bank Corp.	2.2%
Tata Consultancy Services Ltd.	2.0%
HDFC Bank Ltd.	2.0%
Delta Electronics, Inc.	1.9%
Ping An Insurance Co. of China Ltd., "H"	1.8%

C000007286 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Emerging Markets Equity Portfolio (fund) provided a total return of 11.31%, at net asset value. This compares with a return of 7.50% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology, communication services, health care, consumer discretionary, and energy sectors contributed to relative performance.
    An underweight allocation to the materials sector also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    An overweight position in the consumer staples sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.31%	0.24%	3.14%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	7.50%	1.70%	3.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 34,718,552
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 373,791	[30]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	34,718,552	Total Management Fee ($)#:	373,791
Total Number of Holdings:	99	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
China Construction Bank Corp.	2.2%
Tata Consultancy Services Ltd.	2.0%
HDFC Bank Ltd.	2.0%
Delta Electronics, Inc.	1.9%
Ping An Insurance Co. of China Ltd., "H"	1.8%
Issuer country weightings
China	27.2%
India	15.8%
Taiwan	15.3%
South Korea	11.2%
Brazil	5.1%
Indonesia	3.5%
Mexico	2.9%
United States	2.3%
Thailand	2.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	6.2%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
China Construction Bank Corp.	2.2%
Tata Consultancy Services Ltd.	2.0%
HDFC Bank Ltd.	2.0%
Delta Electronics, Inc.	1.9%
Ping An Insurance Co. of China Ltd., "H"	1.8%

C000007287 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Governments Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.70%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Governments Portfolio (fund) provided a total return of ‑4.54%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the JPMorgan Global Government Bond Index (Unhedged), generated a return of ‑3.65%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the JPMorgan Global Government Bond Index:
    The fund’s overweight allocation to Italian securities, and underweight allocation to French-issued securities, contributed to relative performance. Favorable bond selection within Spain and the US also strengthened relative results.
  Top detractors from performance relative to the JPMorgan Global Government Bond Index:
    The fund's longer duration stance, particularly along the Mexican, Australian, and Great Britain yield curves, held back relative performance.
    Additionally, the fund's foreign exchange allocation decisions, most notably from its overweight exposure to developed market currencies, including the Japanese Yen and Norwegian Krone, further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	(4.54)%	(3.71)%	(1.07)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	(1.69)%	(1.96)%	0.15%
JPMorgan Global Government Bond Index (Unhedged) +∆	(3.65)%	(3.18)%	(0.54)%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the JPMorgan Global Government Bond Index (Unhedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the JPMorgan Global Government Bond Index (Unhedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the JPMorgan Global Government Bond Index (Unhedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the JPMorgan Global Government Bond Index (Unhedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 83,389,940
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 644,818	[31]
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	83,389,940	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	71	Average Effective Duration (yrs):	7.4
Total Management Fee ($)#:	644,818
Portfolio Turnover Rate (%):	93
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	95.5%
Money Market Funds	4.5%
Issuer country weightings
United States	49.0%
Japan	11.0%
Italy	10.6%
Germany	4.5%
United Kingdom	3.8%
Spain	3.6%
Greece	2.7%
Canada	2.5%
South Korea	2.3%
Other Countries	10.0%
Composition including fixed income credit quality
AAA	10.2%
AA	7.4%
A	10.7%
BBB	15.4%
BB	0.7%
U.S. Government	41.9%
Federal Agencies	1.6%
Not Rated	7.6%
Money Market Funds	4.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007288 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Governments Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Governments Portfolio (fund) provided a total return of ‑4.76%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the JPMorgan Global Government Bond Index (Unhedged), generated a return of ‑3.65%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the JPMorgan Global Government Bond Index:
    The fund’s overweight allocation to Italian securities, and underweight allocation to French-issued securities, contributed to relative performance. Favorable bond selection within Spain and the US also strengthened relative results.
  Top detractors from performance relative to the JPMorgan Global Government Bond Index:
    The fund's longer duration stance, particularly along the Mexican, Australian, and Great Britain yield curves, held back relative performance.
    Additionally, the fund's foreign exchange allocation decisions, most notably from its overweight exposure to developed market currencies, including the Japanese Yen and Norwegian Krone, further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	(4.76)%	(3.95)%	(1.32)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	(1.69)%	(1.96)%	0.15%
JPMorgan Global Government Bond Index (Unhedged) +∆	(3.65)%	(3.18)%	(0.54)%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the JPMorgan Global Government Bond Index (Unhedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the JPMorgan Global Government Bond Index (Unhedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the JPMorgan Global Government Bond Index (Unhedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the JPMorgan Global Government Bond Index (Unhedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 83,389,940
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 644,818	[32]
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	83,389,940	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	71	Average Effective Duration (yrs):	7.4
Total Management Fee ($)#:	644,818
Portfolio Turnover Rate (%):	93
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	95.5%
Money Market Funds	4.5%
Issuer country weightings
United States	49.0%
Japan	11.0%
Italy	10.6%
Germany	4.5%
United Kingdom	3.8%
Spain	3.6%
Greece	2.7%
Canada	2.5%
South Korea	2.3%
Other Countries	10.0%
Composition including fixed income credit quality
AAA	10.2%
AA	7.4%
A	10.7%
BBB	15.4%
BB	0.7%
U.S. Government	41.9%
Federal Agencies	1.6%
Not Rated	7.6%
Money Market Funds	4.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007289 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Growth Portfolio (fund) provided a total return of 11.07%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 24.23%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI All Country World Index:
    An underweight allocation to the materials sector aided relative performance. In addition, not owning any stocks within the energy sector supported relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection in the consumer discretionary, consumer staples, communication services and information technology sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.07%	9.24%	10.76%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	17.49%	10.06%	9.23%
MSCI All Country World Growth Index (net div) +∆	24.23%	13.07%	11.88%
+
Effective March 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Growth Index (net div) because MFS believes the MSCI All Country World Index (net div) better reflects MFS’ implementation of fund’s investment strategy.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Growth Index (net div) because MFS believes the MSCI All Country World Index (net div) better reflects MFS’ implementation of fund’s investment strategy.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 51,158,181
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 462,926	[33]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	51,158,181	Total Management Fee ($)#:	462,926
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	6.4%
Visa, Inc., "A"	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.9%
Apple, Inc.	2.4%
Salesforce, Inc.	2.3%
Tencent Holdings Ltd.	2.3%
HDFC Bank Ltd.	2.2%
Agilent Technologies, Inc.	2.1%
Issuer country weightings
United States	71.6%
Canada	5.2%
France	4.4%
China	3.8%
Taiwan	3.3%
Japan	2.4%
India	2.3%
Switzerland	1.7%
South Korea	1.3%
Other Countries	4.0%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Visa, Inc., "A"	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.9%
Apple, Inc.	2.4%
Salesforce, Inc.	2.3%
Tencent Holdings Ltd.	2.3%
HDFC Bank Ltd.	2.2%
Agilent Technologies, Inc.	2.1%

C000007290 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Growth Portfolio (fund) provided a total return of 10.78%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 24.23%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI All Country World Index:
    An underweight allocation to the materials sector aided relative performance. In addition, not owning any stocks within the energy sector supported relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection in the consumer discretionary, consumer staples, communication services and information technology sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	10.78%	8.97%	10.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	17.49%	10.06%	9.23%
MSCI All Country World Growth Index (net div) +∆	24.23%	13.07%	11.88%
+
Effective March 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Growth Index (net div) because MFS believes the MSCI All Country World Index (net div) better reflects MFS’ implementation of fund’s investment strategy.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Growth Index (net div) because MFS believes the MSCI All Country World Index (net div) better reflects MFS’ implementation of fund’s investment strategy.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 51,158,181
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 462,926	[34]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	51,158,181	Total Management Fee ($)#:	462,926
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	6.4%
Visa, Inc., "A"	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.9%
Apple, Inc.	2.4%
Salesforce, Inc.	2.3%
Tencent Holdings Ltd.	2.3%
HDFC Bank Ltd.	2.2%
Agilent Technologies, Inc.	2.1%
Issuer country weightings
United States	71.6%
Canada	5.2%
France	4.4%
China	3.8%
Taiwan	3.3%
Japan	2.4%
India	2.3%
Switzerland	1.7%
South Korea	1.3%
Other Countries	4.0%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.4%
Visa, Inc., "A"	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.9%
Apple, Inc.	2.4%
Salesforce, Inc.	2.3%
Tencent Holdings Ltd.	2.3%
HDFC Bank Ltd.	2.2%
Agilent Technologies, Inc.	2.1%

C000007291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Tactical Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Tactical Allocation Portfolio (fund) provided a total return of 5.00%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the MFS Global Tactical Allocation Blended Index (Blended Index), generated a return of 7.99%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  The fund’s investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of a combination of debt instruments and equity securities and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes (e.g. equity and fixed income), markets (e.g. U.S. and foreign countries), and currencies (e.g. U.S. dollar and Japanese yen). Derivatives include futures, forward contracts, options, swaps and certain complex structured securities.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, the combination of an overweight position and stock selection within the financials sector supported relative performance. Within the fixed income portion of the fund, an overweight exposure and bond selection within both the industrials and financial institutions sectors, and an underweight allocation to the treasury sector, benefited relative results. From a credit quality perspective, bond selection within BBB-rated securities, and the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, also supported relative returns. The fund's yield curve positioning, particularly to the USD yield curve, was another area of relative strength.
    Within the fund’s tactical overlay, long exposures to the South Korean and Canadian equity markets, and a short exposure to the Australian equity market, via holdings of equity index futures, contributed to relative performance. The fund's lesser exposure to the long end of the yield curve, via holdings of interest rate swaps, also supported relative returns. From a currency perspective, the fund's short exposure to the euro further boosted relative results.
  Top detractors from performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position in the information technology sector held back relative performance. Security selection within both the communication services and consumer discretionary sectors also weighed on relative results. There were no factors within the fixed income portion of the fund that materially detracted from relative performance.
    Within the fund’s tactical overlay, long exposures to the Mexican and Spanish equity markets, via holdings of equity index futures, and a greater exposure to the short end of the yield curve, hurt relative returns. From a currency perspective, the fund's greater exposures to both the Norwegian and Swedish krona further dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.00%	3.13%	3.92%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	(1.69)%	(1.96)%	0.15%
MFS Global Tactical Allocation Blended Index ∆	7.99%	4.10%	4.74%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 342,456,614
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,659,448	[35]
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	342,456,614	Total Management Fee ($)#:	2,659,448
Total Number of Holdings:	1,004	Portfolio Turnover Rate (%):	97
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	33.0%	46.9%	(18.5)%	61.4%
	Emerging Markets	14.3%	0.0%	0.0%	14.3%
	United Kingdom	3.5%	3.6%	0.0%	7.1%
	Asia/Pacific ex-Japan	1.5%	4.7%	0.0%	6.2%
	Europe ex-U.K.	10.3%	0.0%	(4.6)%	5.7%
	Japan	4.7%	0.5%	0.0%	5.2%
	North America ex-U.S.	4.4%	0.0%	(1.1)%	3.3%
	Supranational	1.5%	0.0%	0.0%	1.5%
	Total	73.2%	55.7%	(24.2)%	104.7%
Equity	Europe ex-U.K.	6.3%	8.1%	(1.3)%	13.1%
	U.S. Large Cap	11.6%	0.1%	(2.3)%	9.4%
	U.S. Small/Mid Cap	7.4%	0.0%	(2.0)%	5.4%
	Emerging Markets	1.9%	7.1%	(5.3)%	3.7%
	North America ex-U.S.	0.8%	2.7%	0.0%	3.5%
	United Kingdom	2.9%	0.0%	(0.2)%	2.7%
	Japan	2.4%	0.0%	(1.8)%	0.6%
	Asia/Pacific ex-Japan	0.6%	1.6%	(2.5)%	(0.3)%
	Total	33.9%	19.6%	(15.4)%	38.1%
Real Estate-related	U.S.	0.7%	0.0%	0.0%	0.7%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	1.0%	0.0%	0.0%	1.0%
Fixed Income (Inflation-adjusted)	U.S.	0.7%	0.0%	0.0%	0.7%
Cash	Cash & Cash Equivalents (d)				1.9%
	Other (e)				(46.4)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000007292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Tactical Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Tactical Allocation Portfolio (fund) provided a total return of 4.68%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the MFS Global Tactical Allocation Blended Index (Blended Index), generated a return of 7.99%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  The fund’s investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of a combination of debt instruments and equity securities and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes (e.g. equity and fixed income), markets (e.g. U.S. and foreign countries), and currencies (e.g. U.S. dollar and Japanese yen). Derivatives include futures, forward contracts, options, swaps and certain complex structured securities.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, the combination of an overweight position and stock selection within the financials sector supported relative performance. Within the fixed income portion of the fund, an overweight exposure and bond selection within both the industrials and financial institutions sectors, and an underweight allocation to the treasury sector, benefited relative results. From a credit quality perspective, bond selection within BBB-rated securities, and the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, also supported relative returns. The fund's yield curve positioning, particularly to the USD yield curve, was another area of relative strength.
    Within the fund’s tactical overlay, long exposures to the South Korean and Canadian equity markets, and a short exposure to the Australian equity market, via holdings of equity index futures, contributed to relative performance. The fund's lesser exposure to the long end of the yield curve, via holdings of interest rate swaps, also supported relative returns. From a currency perspective, the fund's short exposure to the euro further boosted relative results.
  Top detractors from performance relative to the MFS Global Tactical Allocation Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position in the information technology sector held back relative performance. Security selection within both the communication services and consumer discretionary sectors also weighed on relative results. There were no factors within the fixed income portion of the fund that materially detracted from relative performance.
    Within the fund’s tactical overlay, long exposures to the Mexican and Spanish equity markets, via holdings of equity index futures, and a greater exposure to the short end of the yield curve, hurt relative returns. From a currency perspective, the fund's greater exposures to both the Norwegian and Swedish krona further dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	4.68%	2.87%	3.66%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	(1.69)%	(1.96)%	0.15%
MFS Global Tactical Allocation Blended Index ∆	7.99%	4.10%	4.74%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 342,456,614
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,659,448	[36]
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	342,456,614	Total Management Fee ($)#:	2,659,448
Total Number of Holdings:	1,004	Portfolio Turnover Rate (%):	97
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	33.0%	46.9%	(18.5)%	61.4%
	Emerging Markets	14.3%	0.0%	0.0%	14.3%
	United Kingdom	3.5%	3.6%	0.0%	7.1%
	Asia/Pacific ex-Japan	1.5%	4.7%	0.0%	6.2%
	Europe ex-U.K.	10.3%	0.0%	(4.6)%	5.7%
	Japan	4.7%	0.5%	0.0%	5.2%
	North America ex-U.S.	4.4%	0.0%	(1.1)%	3.3%
	Supranational	1.5%	0.0%	0.0%	1.5%
	Total	73.2%	55.7%	(24.2)%	104.7%
Equity	Europe ex-U.K.	6.3%	8.1%	(1.3)%	13.1%
	U.S. Large Cap	11.6%	0.1%	(2.3)%	9.4%
	U.S. Small/Mid Cap	7.4%	0.0%	(2.0)%	5.4%
	Emerging Markets	1.9%	7.1%	(5.3)%	3.7%
	North America ex-U.S.	0.8%	2.7%	0.0%	3.5%
	United Kingdom	2.9%	0.0%	(0.2)%	2.7%
	Japan	2.4%	0.0%	(1.8)%	0.6%
	Asia/Pacific ex-Japan	0.6%	1.6%	(2.5)%	(0.3)%
	Total	33.9%	19.6%	(15.4)%	38.1%
Real Estate-related	U.S.	0.7%	0.0%	0.0%	0.7%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	1.0%	0.0%	0.0%	1.0%
Fixed Income (Inflation-adjusted)	U.S.	0.7%	0.0%	0.0%	0.7%
Cash	Cash & Cash Equivalents (d)				1.9%
	Other (e)				(46.4)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.
[28]	Includes the effect of any management fee waivers, if applicable.
[29]	Includes the effect of any management fee waivers, if applicable.
[30]	Includes the effect of any management fee waivers, if applicable.
[31]	Includes the effect of any management fee waivers, if applicable.
[32]	Includes the effect of any management fee waivers, if applicable.
[33]	Includes the effect of any management fee waivers, if applicable.
[34]	Includes the effect of any management fee waivers, if applicable.
[35]	Includes the effect of any management fee waivers, if applicable.
[36]	Includes the effect of any management fee waivers, if applicable.